UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital LLC
Address: 330 Madison Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /S/     Ross Garon     New York, NY     March 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $2,505 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL MTRS CORP              COM              370442105      120   400000 SH  Call SOLE                   400000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      101    25000 SH  Put  SOLE                    25000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      156    25000 SH  Call SOLE                    25000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104       83    15000 SH  Put  SOLE                    15000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      130    15000 SH  Call SOLE                    15000        0        0
LEHMAN BROS HLDGS INC          COM              524908100      199     1700 SH       SOLE                     1700        0        0
LEHMAN BROS HLDGS INC          COM              524908100      123    20000 SH  Put  SOLE                    20000        0        0
LEHMAN BROS HLDGS INC          COM              524908100       82    20000 SH  Call SOLE                    20000        0        0
LEHMAN BROS HLDGS INC          COM              524908100      195    30000 SH  Put  SOLE                    30000        0        0
LEHMAN BROS HLDGS INC          COM              524908100      230    30000 SH  Call SOLE                    30000        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      875    18300 SH       SOLE                    18300        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      160    50000 SH  Put  SOLE                    50000        0        0
WACHOVIA CORP 2ND NEW          COM              929903102       51    50000 SH  Call SOLE                    50000        0        0